Summary of Significant Accounting Policies (Details 4) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability	$ 558,160	$ 306,762
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability	(558,160)	(306,762)
Carrying Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability	$ (558,160)	$ (306,762)